Financial Instruments - Assets and Liabilities Not Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	$ 35,955	$ 32,909
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	40,842	35,260
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	$ 40,842	$ 35,260